Nov. 12, 2020
iM Dolan McEniry Corporate Bond Fund
iM Dolan McEniry Corporate Bond Fund
iM Dolan McEniry Corporate Bond Fund
the “Fund”
a series of Manager Directed Portfolios
Supplement dated November 12, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus, each dated April 30, 2020, as previously supplemented

At a meeting held on November 9, 2020, the Board of Trustees of the Trust, on behalf of the Fund, approved the elimination of the 2.00% redemption fee charged by the Fund on amounts redeemed within 90 days of purchase.

Accordingly, the following changes are effective as of November 10, 2020:

The line item in the “Shareholder Fees” table in the section of the Prospectus titled “Summary Section—Fees and Expenses of the Fund” relating to the Fund’s redemption fee is hereby deleted.

The third and fourth sentences pertaining to the redemption fee in “Redemption of Shares” in the section of the Prospectus titled “Shareholder Information” are hereby deleted.

The section of the Prospectus titled “Shareholder Information—Redemption Fees” is hereby deleted in its entirety.

All other references to redemption fees with respect to the Fund are hereby deleted from the Summary Prospectus and Prospectus.

Please retain this supplement for future reference.